Fair value measurement (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair value measurement
Gross unrealized gains	¥ 0	¥ 0	¥ 0
Recurring basis
Fair value measurement
Assets measured at fair value	874,210	0
Liability measured at fair value	¥ 0	¥ 0